Cash and cash equivalents	3 Months Ended
Mar. 31, 2026
Cash and cash equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents

	March 31,	December 31,
	2026	2025
	$’000	$’000
Cash at bank and in hand	32,816	30,972
Cash equivalents	209,836	215,279
	242,652	246,251

During the three months ended March 31, 2026, proceeds of $9.9 million were received from the redemption of marketable securities, which includes accrued interest. On redemption of the marketable securities, the funds are invested in cash equivalents.